UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services at 1-800-822-5544
or
Institutional Shareholder Services at 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: July 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JULY 31, 2009

Legg Mason Partners
Variable Lifestyle Series

Legg Mason Partners Variable
Lifestyle Allocation 85%

Legg Mason Partners Variable
Lifestyle Allocation 70%

Legg Mason Partners Variable
Lifestyle Allocation 50%

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Series (“Variable Lifestyle Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio offers different levels of potential return and involves different levels of risk.

The Portfolios are separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.
Portfolio name changes

During the fourth quarter of 2009, it is expected that Legg Mason Partners Variable Lifestyle Allocation 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 50% will change their names to Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 50%, respectively. There will be no change in the Portfolios’ investment objectives or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Portfolios at a glance	1

Portfolios expenses	4

Schedules of investments	6

Statements of assets and liabilities	9

Statements of operations	10

Statements of changes in net assets	11

Financial highlights	14

Notes to financial statements	17

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Portfolio’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended July 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as the preliminary estimate for GDP was a 1.0% decline. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately 6.7 million jobs have been shed and we have experienced nineteen consecutive months of job losses. In addition, the unemployment rate remains high, reported as 9.4% in July 2009.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the third consecutive month in June. In addition, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and job losses in July 2009 were the lowest monthly amount since August 2008.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

Legg Mason Partners Variable Lifestyle Series   I

Letter from the chairman continued

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), produced outstanding results for the six months ended July 31, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in February 2009, with the Index returning -10.65%. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply through the end of July—rising approximately 47%—the steepest gain since 1933. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index returned 21.18% over the six-month reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.94% and 2.87%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.13% and 3.52%. Over the six months ended July 31, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended July 31, 2009, the Barclays Capital U.S. Aggregate Indexv returned 4.47%.

II   Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Allocation 85%
Target Asset Allocation1

Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Legg Mason Partners Variable Lifestyle Allocation 85%2 returned 25.21%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Indexvi, returned 4.47% and 22.59%, respectively, over the same time frame. The Lifestyle Allocation 85% Composite Benchmarkvii returned 23.49% for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned 19.23% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Lifestyle Allocation 85%[2]	25.21%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 3000 Index	22.59%

Lifestyle Allocation 85% Composite Benchmark	23.49%

Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	19.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratio was 0.89%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Variable Lifestyle Allocation 85%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 229 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

† Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Partners Variable Lifestyle Series   III

Letter from the chairman continued

Legg Mason Partners Variable Lifestyle Allocation 70%
Target Asset Allocation1

Legg Mason Partners Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Legg Mason Partners Variable Lifestyle Allocation 70%2 returned 24.32%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, returned 4.47% and 22.59%, respectively, over the same time frame. The Lifestyle Allocation 70% Composite Benchmarkviii returned 20.18% for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned 19.23% over the same time frame.

   PERFORMANCE SNAPSOT as of July 31, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Lifestyle Allocation 70%[2]	24.32%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 3000 Index	22.59%

Lifestyle Allocation 70% Composite Benchmark	20.18%

Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	19.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, and, to a lesser degree, the fixed-income markets, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratio was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Variable Lifestyle Allocation 70%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 229 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

† Includes expenses of the underlying funds in which the Portfolio invests.

IV   Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Allocation 50%
Target Asset Allocation1

Legg Mason Partners Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.
Performance review
For the six months ended July 31, 2009, Legg Mason Partners Variable Lifestyle Allocation 50%2 returned 22.32%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Russell 1000 Indexix, returned 4.47% and 22.26%, respectively, over the same time frame. The Lifestyle Allocation 50% Composite Benchmarkx returned 16.55% for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average3 returned 17.48% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Lifestyle Allocation 50%[2]	22.32%

Barclays Capital U.S. Aggregate Index	4.47%

Russell 1000 Index	22.26%

Lifestyle Allocation 50% Composite Benchmark	16.55%

Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[3]	17.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.
The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratio was 0.74%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Partners Variable Lifestyle Allocation 50%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.
[2]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
[3]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 194 funds in the Portfolio’s Lipper category.
[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

† Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Partners Variable Lifestyle Series   V

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

• Fund prices and performance,

• Market insights and commentaries from our portfolio managers, and

• A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolios

Important information with regard to recent regulatory developments that may affect each Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

August 28, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Variable Lifestyle Allocation 85%, Variable Lifestyle Allocation 70%, Variable Lifestyle Allocation 50%: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolios’ prospectuses for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

VI   Legg Mason Partners Variable Lifestyle Series

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii	The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii	The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index.

ix	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]	The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index.

Legg Mason Partners Variable Lifestyle Series   VII

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Portfolios at a glance (unaudited)

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% BREAKDOWN As of —
July 31, 2009†

As a Percentage of Total Long-Term Investments

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   1

Portfolios at a glance (unaudited) continued

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70% BREAKDOWN As of —
July 31, 2009†

As a Percentage of Total Long-Term Investments

2   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50% BREAKDOWN As of —
July 31, 2009†

As a Percentage of Total Long-Term Investments

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2009 and held for the six months ended July 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return[2]	Value	Value	Ratio[3]	the Period[4]
Legg Mason Partners Variable Lifestyle Allocation 85%	25.21%	$1,000.00	$1,252.10	0.18%	$1.01

Legg Mason Partners Variable Lifestyle Allocation 70%	24.32	1,000.00	1,243.20	0.19	1.06

Legg Mason Partners Variable Lifestyle Allocation 50%	22.32	1,000.00	1,223.20	0.13	0.72

[1]	For the six months ended July 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the underlying funds in which each Portfolio invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio[2]	the Period[3]
Legg Mason Partners Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,023.90	0.18%	$0.90

Legg Mason Partners Variable Lifestyle Allocation 70%	5.00	1,000.00	1,023.85	0.19	0.95

Legg Mason Partners Variable Lifestyle Allocation 50%	5.00	1,000.00	1,024.15	0.13	0.65

[1]	For the six months ended July 31, 2009.

[2]	The expense ratios do not include expenses of the underlying funds in which each Portfolio invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   5

Schedules of investments (unaudited)
July 31, 2009

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.8%

680,635	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$7,834,105

	Legg Mason Partners Equity Trust:
52,596	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	4,340,773

883,586	Legg Mason Partners Appreciation Fund, Class IS Shares	9,904,999

415,714	Legg Mason Partners Fundamental Value Fund, Class IS Shares	4,564,544

1,046,126	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	7,657,640

244,867	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	4,042,754

486,320	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	5,899,062

1,218,844	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	10,055,465

128,657	Legg Mason Value Trust, Inc., Institutional Class Shares*	4,877,378

632,758	The Royce Fund — Royce Value Fund, Institutional Class Shares*	5,656,860

	Western Asset Funds Inc.:
562,772	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	5,183,128

371,142	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	3,566,677

519,910	Western Asset High Yield Portfolio, Institutional Select Class Shares	4,013,703

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $94,057,072)	77,597,088

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT‡ — 0.3%

	Repurchase Agreement — 0.3%

$191,000	Interest in $487,728,000 joint tri-party repurchase agreement dated 7/31/09 with Greenwich Capital Markets Inc., 0.210% due 8/3/09; Proceeds at maturity- $191,003; (Fully collateralized by various U.S. government agency obligations, 0.550% to 7.125% due 6/4/10 to 12/15/16; Market value — $194,821) (Cost — $191,000)	$191,000

	TOTAL INVESTMENTS — 100.1% (Cost — $94,248,072#)	77,788,088

	Liabilities in Excess of Other Assets — (0.1)%	(56,529)

	TOTAL NET ASSETS — 100.0%	$77,731,559

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.7%

438,214	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$5,043,846

	Legg Mason Partners Equity Trust:
47,442	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	3,915,367

594,968	Legg Mason Partners Appreciation Fund, Class IS Shares	6,669,593

364,633	Legg Mason Partners Fundamental Value Fund, Class IS Shares	4,003,669

699,652	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	5,121,454

202,497	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	3,343,229

267,086	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	3,239,759

901,938	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	7,440,992

114,605	Legg Mason Value Trust, Inc., Institutional Class Shares*	4,344,679

352,196	The Royce Fund — Royce Value Fund, Institutional Class Shares*	3,148,635

	Western Asset Funds Inc.:
880,840	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	8,112,534

1,009,315	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	9,699,514

454,461	Western Asset High Yield Portfolio, Institutional Select Class Shares	3,508,443

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $82,767,078)	67,591,714

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT‡ — 0.4%

	Repurchase Agreement — 0.4%

$253,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity- $253,004; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.125% due to 3/12/10 to 4/23/14; Market value — $258,060) (Cost — $253,000)	$253,000

	TOTAL INVESTMENTS — 100.1% (Cost — $83,020,078#)	67,844,714

	Liabilities in Excess of Other Assets — (0.1)%	(66,966)

	TOTAL NET ASSETS — 100.0%	$67,777,748

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   7

Schedules of investments (unaudited) continued
July 31, 2009

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS† — 99.8%

490,218	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$5,642,413

	Legg Mason Partners Equity Trust:
73,793	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*	6,090,175

649,124	Legg Mason Partners Appreciation Fund, Class IS Shares	7,276,677

552,441	Legg Mason Partners Fundamental Value Fund, Class IS Shares	6,065,801

815,212	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	5,967,353

381,856	Legg Mason Partners Mid Cap Core Fund, Class IS Shares*	6,304,435

298,592	Legg Mason Partners Small Cap Growth Fund, Class IS Shares*	3,621,918

865,380	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	7,139,383

170,619	Legg Mason Value Trust, Inc., Institutional Class Shares*	6,468,149

484,080	The Royce Fund — Royce Value Fund, Institutional Class Shares*	4,327,677

	Western Asset Funds Inc.:
1,989,971	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	18,327,636

3,673,685	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	35,304,117

1,129,356	Western Asset High Yield Portfolio, Institutional Select Class Shares	8,718,630

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $138,190,624)	121,254,364

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT‡ — 0.2%

	Repurchase Agreement — 0.2%

$236,000	Interest in $487,728,000 joint tri-party repurchase agreement dated 7/31/09 with Greenwich Capital Markets Inc., 0.210% due 8/3/09; Proceeds at maturity- $236,004; (Fully collateralized by various U.S. government agency obligations, 0.550% to 7.125% due 6/4/10 to 12/15/16; Market value — $240,722) (Cost — $236,000)	$236,000

	TOTAL INVESTMENTS — 100.0% (Cost — $138,426,624#)	121,490,364

	Liabilities in Excess of Other Assets — 0.0%	(12,539)

	TOTAL NET ASSETS — 100.0%	$121,477,825

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Statements of assets and liabilities (unaudited)
July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Variable	Variable	Variable
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	85%	70%	50%
ASSETS:

Investments, at cost	$94,248,072	$83,020,078	$138,426,624

Investments, at value	77,788,088	67,844,714	121,490,364

Cash	579	123	413

Receivable for Underlying Funds sold	7,468	—	74,252

Interest receivable	1	1	1

Receivable for Portfolio shares sold	—	—	1,518

Receivable from investment manager	—	1,017	—

Prepaid expenses	37	335	1,155

Total Assets	77,796,173	67,846,190	121,567,703

LIABILITIES:

Payable for Underlying Funds purchased	24,913	17,767	—

Payable for Portfolio shares repurchased	5,230	25,431	63,708

Trustees’ fees payable	689	652	1,771

Accrued expenses	33,782	24,592	24,399

Total Liabilities	64,614	68,442	89,878

TOTAL NET ASSETS	$77,731,559	$67,777,748	$121,477,825

NET ASSETS:

Par value (Note 5)	$81	$78	$125

Paid-in capital in excess of par value	115,550,671	116,919,364	161,893,892

Undistributed net investment income	330,268	603,009	2,140,289

Accumulated net realized loss on sale of Underlying Funds	(21,689,477)	(34,569,339)	(25,620,221)

Net unrealized depreciation on Underlying Funds	(16,459,984)	(15,175,364)	(16,936,260)

TOTAL NET ASSETS	$77,731,559	$67,777,748	$121,477,825

Shares Outstanding	8,088,365	7,781,670	12,483,414

Net Asset Value	$9.61	$8.71	$9.73

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   9

Statements of operations (unaudited)
For the Six Months Ended July 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Variable	Variable	Variable
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	85%	70%	50%
INVESTMENT INCOME:

Income distributions from Underlying Funds	$459,048	$679,357	$1,882,912

Short-term capital gains distributions from Underlying Funds	48,287	136,322	499,904

Interest	280	347	524

Total Investment Income	507,615	816,026	2,383,340

EXPENSES:

Shareholder reports	21,796	28,599	34,530

Audit and tax	15,407	15,491	14,860

Legal fees	13,234	11,492	10,688

Trustees’ fees	3,470	3,191	5,859

Insurance	1,584	1,229	1,825

Custody fees	319	340	313

Transfer agent fees	134	121	86

Miscellaneous expenses	1,488	1,477	1,579

Total Expenses	57,432	61,940	69,740

Less: Fee waivers and/or expense reimbursements (Note 2)	(159)	(4,833)	—

Net Expenses	57,273	57,107	69,740

NET INVESTMENT INCOME	450,342	758,919	2,313,600

REALIZED AND UNREALIZED LOSS ON UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Loss On Sales of Underlying Funds	(2,445,688)	(3,646,308)	(9,876,986)

Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	17,312,654	16,250,440	29,993,771

NET GAIN ON UNDERLYING FUNDS	14,866,966	12,604,132	20,116,785

INCREASE IN NET ASSETS FROM OPERATIONS	$15,317,308	$13,363,051	$22,430,385

See Notes to Financial Statements.

10   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Statements of changes in net assets
Legg Mason Partners Variable Lifestyle Allocation 85%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	July 31	January 31
OPERATIONS:

Net investment income	$450,342	$1,759,735

Net realized gain (loss)	(2,445,688)	1,257,752

Change in net unrealized appreciation/depreciation	17,312,654	(37,342,679)

Increase (Decrease) in Net Assets From Operations	15,317,308	(34,325,192)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(500,006)	(1,500,012)

Net realized gains	—	(550,965)

Decrease in Net Assets From Distributions to Shareholders	(500,006)	(2,050,977)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	6,694,434	21,884,362

Reinvestment of distributions	500,006	2,050,977

Cost of shares repurchased	(3,650,755)	(11,866,149)

Increase in Net Assets From Portfolio Share Transactions	3,543,685	12,069,190

INCREASE (DECREASE) IN NET ASSETS	18,360,987	(24,306,979)

NET ASSETS:

Beginning of period	59,370,572	83,677,551

End of period*	$77,731,559	$59,370,572

* Includes undistributed net investment income of:	$330,268	$379,932

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   11

Statements of changes in net assets continued
Legg Mason Partners Variable Lifestyle Allocation 70%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	July 31	January 31
OPERATIONS:

Net investment income	$758,919	$2,516,195

Net realized loss	(3,646,308)	(4,594,094)

Change in net unrealized appreciation/depreciation	16,250,440	(29,852,359)

Increase (Decrease) in Net Assets From Operations	13,363,051	(31,930,258)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(750,007)	(2,100,011)

Net realized gains	—	(91,511)

Decrease in Net Assets From Distributions to Shareholders	(750,007)	(2,191,522)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	524,981	3,020,631

Reinvestment of distributions	750,007	2,191,522

Cost of shares repurchased	(5,636,650)	(20,064,505)

Decrease in Net Assets From Portfolio Share Transactions	(4,361,662)	(14,852,352)

INCREASE (DECREASE) IN NET ASSETS	8,251,382	(48,974,132)

NET ASSETS:

Beginning of period	59,526,366	108,500,498

End of period*	$67,777,748	$59,526,366

* Includes undistributed net investment income of:	$603,009	$594,097

See Notes to Financial Statements.

12   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Variable Lifestyle Allocation 50%

FOR THE SIX MONTHS ENDED JULY 31, 2009 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2009	July 31	January 31
OPERATIONS:

Net investment income	$2,313,600	$6,387,819

Net realized loss	(9,876,986)	(13,018,104)

Change in net unrealized appreciation/depreciation	29,993,771	(42,252,094)

Increase (Decrease) in Net Assets From Operations	22,430,385	(48,882,379)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(1,500,004)	(5,500,017)

Net realized gains	—	(5,988,993)

Decrease in Net Assets From Distributions to Shareholders	(1,500,004)	(11,489,010)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	853,042	4,381,491

Reinvestment of distributions	1,500,004	11,489,010

Cost of shares repurchased	(14,220,402)	(41,946,028)

Decrease in Net Assets From Portfolio Share Transactions	(11,867,356)	(26,075,527)

INCREASE (DECREASE) IN NET ASSETS	9,063,025	(86,446,916)

NET ASSETS:

Beginning of period	112,414,800	198,861,716

End of period*	$121,477,825	$112,414,800

* Includes undistributed net investment income of:	$2,140,289	$1,326,693

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   13

Financial highlights
Legg Mason Partners Variable Lifestyle Allocation 85%

   FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

	2009[1]	2009	2008	2007[2]	2006[2]	2005[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.73	$12.75	$14.39	$13.46	$12.06	$11.62

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.05	0.23	0.24	0.14	0.06	0.05

Net realized and unrealized gain (loss)	1.89	(4.97)	(0.71)	0.94	1.40	0.44

Total income (loss) from operations	1.94	(4.74)	(0.47)	1.08	1.46	0.49

LESS DISTRIBUTIONS FROM:

Net investment income	(0.06)	(0.20)	(0.22)	(0.15)	(0.06)	(0.05)

Net realized gains	—	(0.08)	(0.95)	—	—	—

Total distributions	(0.06)	(0.28)	(1.17)	(0.15)	(0.06)	(0.05)

NET ASSET VALUE, END OF PERIOD	$9.61	$7.73	$12.75	$14.39	$13.46	$12.06

Total return[4]	25.21%	(37.53)%	(3.87)%	8.02%	12.11%	4.18%

NET ASSETS, END OF PERIOD (000s)	$77,732	$59,371	$83,678	$81,954	$94,062	$100,318

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.18%[6,7]	0.15%[7]	0.32%[7,8]	0.38%[9]	0.35%	0.35%

Net expenses[5]	0.18 [6,7,10]	0.12 [7,10,11]	0.32 [7,8,11]	0.37 [9,10]	0.35	0.35 [10]

Net investment income	1.40 [6]	2.30	1.87	0.97	0.50	0.38

PORTFOLIO TURNOVER RATE	6%	34%	19%	108%	50%	4%

[1]	For the six months ended July 31, 2009 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the Portfolio (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses) to limit such expense to 0.20% until at least April 30, 2010.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been the same.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

14   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Legg Mason Partners Variable Lifestyle Allocation 70%

   FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31: UNLESS OTHERWISE NOTED:

	2009[1]	2009	2008	2007[2]	2006[2]	2005[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.09	$10.94	$11.62	$10.96	$10.20	$9.98

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.10	0.30	0.33	0.22	0.16	0.16

Net realized and unrealized gain (loss)	1.62	(3.89)	(0.50)	0.66	0.76	0.22

Total income (loss) from operations	1.72	(3.59)	(0.17)	0.88	0.92	0.38

LESS DISTRIBUTIONS FROM:

Net investment income	(0.10)	(0.25)	(0.32)	(0.22)	(0.16)	(0.16)

Net realized gains	—	(0.01)	(0.19)	—	—	—

Total distributions	(0.10)	(0.26)	(0.51)	(0.22)	(0.16)	(0.16)

NET ASSET VALUE, END OF PERIOD	$8.71	$7.09	$10.94	$11.62	$10.96	$10.20

Total return[4]	24.32%	(33.03)%	(1.64)%	8.06%	9.08%	3.81%

NET ASSETS, END OF PERIOD (000s)	$67,778	$59,526	$108,500	$129,695	$146,642	$158,804

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.21%[6,7]	0.14%[7]	0.32%[7]	0.38%[8]	0.35%	0.35%

Net expenses[5]	0.19 [6,7,9]	0.10 [7,9,10]	0.32 [7]	0.37 [8,9]	0.35	0.35 [9]

Net investment income	2.54 [6]	2.89	2.67	1.82	1.47	1.54

PORTFOLIO TURNOVER RATE	7%	26%	15%	123%	53%	5%

[1]	For the six months ended July 31, 2009 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the Portfolio (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses) to limit such expenses to 0.20% until at least April 30, 2010.

[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   15

Financial highlights continued
Legg Mason Partners Variable Lifestyle Allocation 50%

   FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31: UNLESS OTHERWISE NOTED:

	2009[1]	2009	2008	2007[2]	2006[2]	2005[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.06	$12.04	$12.61	$12.00	$11.71	$11.54

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.20	0.46	0.47	0.35	0.28	0.28

Net realized and unrealized gain (loss)	1.59	(3.65)	(0.45)	0.62	0.29	0.17

Total income (loss) from operations	1.79	(3.19)	0.02	0.97	0.57	0.45

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)	(0.40)	(0.47)	(0.36)	(0.28)	(0.28)

Net realized gains	—	(0.39)	(0.12)	—	—	—

Total distributions	(0.12)	(0.79)	(0.59)	(0.36)	(0.28)	(0.28)

NET ASSET VALUE, END OF PERIOD	$9.73	$8.06	$12.04	$12.61	$12.00	$11.71

Total return[4]	22.32%	(27.51)%	(0.01)%	8.09%	4.87%	3.88%

NET ASSETS, END OF PERIOD (000s)	$121,478	$112,415	$198,862	$224,930	$247,470	$268,870

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.13%[6,7]	0.09%[7]	0.31%[7]	0.37%[8]	0.35%	0.35%

Net expenses[5]	0.13 [6,7]	0.07 [7,9,10]	0.31 [7]	0.37 [8,9]	0.35	0.35 [9]

Net investment income	4.22 [6]	3.96	3.53	2.69	2.24	2.36

PORTFOLIO TURNOVER RATE	6%	24%	15%	96%	48%	17%

[1]	For the six months ended July 31, 2009 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the Portfolio (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses) to limit such expenses to 0.20% until at least April 30, 2010.

[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

16   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies

Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through September 18, 2009, the issuance date of the financial statements.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value these securities at fair value as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolios adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of security and the particular circumstance.

The following is a summary of the inputs used in valuing Lifestyle Allocation 85%’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	July 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in Underlying Funds†	$77,597,088	$77,597,088	—	—

Short-Term Investments†	191,000	—	$191,000	—

Total	$77,788,088	$77,597,088	$191,000	—

†	See Schedule of Investments for additional detailed categorizations.

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   17

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing Lifestyle Allocation 70%’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	July 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in Underlying Funds†	$67,591,714	$67,591,714	—	—

Short-Term Investments†	253,000	—	$253,000	—

Total	$67,844,714	$67,591,714	$253,000	—

†	See Schedule of Investments for additional detailed categorizations.

The following is a summary of the inputs used in valuing Lifestyle Allocation 50%’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	July 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investment in Underlying Funds†	$121,254,364	$121,254,364	—	—

Short-Term Investments†	236,000	—	$236,000	—

Total	$121,490,364	$121,254,364	$236,000	—

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations. Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

(f) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the

18   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Portfolio’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management fee or subadviser fee.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s contractual agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses), to 0.20% of the Portfolios’ average daily net assets until at least April 30, 2010.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except, in certain cases, for the management of cash and short-term instruments.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

During the six months ended July 31, 2009, the Portfolios were reimbursed for expenses in the amount of $159 and $4,833 for Lifestyle Allocation 85% and Lifestyle Allocation 70%, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended July 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Lifestyle Allocation 85%	$7,746,918	$3,785,772

Lifestyle Allocation 70%	4,178,291	7,672,667

Lifestyle Allocation 50%	7,048,204	17,351,577

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
Lifestyle Allocation 85%	$2,201,785	$(18,661,769)	$(16,459,984)

Lifestyle Allocation 70%	2,131,145	(17,306,509)	(15,175,364)

Lifestyle Allocation 50%	1,153,234	(18,089,494)	(16,936,260)

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

4.	Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Portfolio did not invest in any derivative instruments.

5.	Shares of beneficial interest

At July 31, 2009, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Portfolio were as follows:

	Six Months Ended	Year Ended
	July 31, 2009	January 31, 2009
Lifestyle Allocation 85%

Shares sold	817,994	1,982,443

Shares issued on reinvestment	56,626	220,862

Shares repurchased	(462,958)	(1,091,824)

Net increase	411,662	1,111,481

Lifestyle Allocation 70%

Shares sold	71,213	300,148

Shares issued on reinvestment	93,517	281,755

Shares repurchased	(779,411)	(2,103,829)

Net decrease	(614,681)	(1,521,926)

Lifestyle Allocation 50%

Shares sold	96,918	407,864

Shares issued on reinvestment	167,038	1,180,229

Shares repurchased	(1,721,309)	(4,165,358)

Net decrease	(1,457,353)	(2,577,265)

6.	Capital loss carryforward

As of January 31, 2009, Lifestyle Allocation 85% had a net capital loss carryforward of approximately $16,712,845, of which $12,312,804 expires in 2012, $3,119,343 expires in 2013 and $1,280,698 expires in 2014. Lifestyle Allocation 70% had a net capital loss carryforward of approximately $27,441,520, of which $12,404,012 expires in 2012, $10,439,486 expires in 2013 and $3,049,716 expires in 2014 and $1,548,306 expires in 2017. Lifestyle Allocation 50% had a net capital loss carryforward of approximately $6,640,552, all of which expires in 2017. These amounts will be available to offset any future taxable capital gains, subject to an annual limitation of $4,104,268 for Lifestyle Allocation 85% and $6,521,742 for Lifestyle Allocation 70% resulting from an ownership change the Portfolios experienced in prior years.

7. Regulatory matters

On May 31, 2005, the U. S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolios, and Citigroup Global Markets

20   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

Inc. (“CGM”), a former distributor of the Portfolios, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolios (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly

Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9.	Subsequent event

At the August 2009 meeting, the Board of Trustees approved changing the Fund’s fiscal year end from January 31st to December 31st. This change will result in a “stub period” annual report being produced for the eleventh-month period ending December 31, 2009.

22   Legg Mason Partners Variable Lifestyle Series 2009 Semi-Annual Report

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Legg Mason Partners Variable Lifestyle Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 50%

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

Legg Mason Partners Variable Lifestyle Series
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolios, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolios’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Lifestyle Allocation 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 50%. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 9/09 SR09-906

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: October 2, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: October 2, 2009

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: October 2, 2009